UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 2350
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Chief Administrative Officer
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        4/15/2005


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           77

Form 13F Information Table Value Total: $         822,992



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          com              88579Y101    24901   290592 SH       SOLE                   290592
ABX Air Inc                    com              00080S101     4363   602662 SH       SOLE                   602662
Ace Cash Express Inc           com              004403101     3016   132559 SH       SOLE                   132559
Affiliated Managers Group Inc  com              008252108     3186    51361 SH       SOLE                    51361
Airgas Inc                     com              009363102     3304   138311 SH       SOLE                   138311
American Financial Realty Trus com              02607P305     1468   100308 SH       SOLE                   100308
American International Group   com              026874107    11781   212613 SH       SOLE                   212613
Apache Corp                    com              037411105    18822   307406 SH       SOLE                   307406
Bank of America Corp           com              060505104    21759   493392 SH       SOLE                   493392
Baxter International Inc       com              071813109    23800   700400 SH       SOLE                   700400
Black Hills Corp               com              092113109     4115   124435 SH       SOLE                   124435
Brooks Automation Inc          com              114340102     1973   129968 SH       SOLE                   129968
Caterpillar Inc                com              149123101    28039   306634 SH       SOLE                   306634
Century Aluminum Co            com              156431108     3489   115297 SH       SOLE                   115297
Champion Enterprises Inc       com              158496109     2933   312001 SH       SOLE                   312001
ChevronTexaco Corp             com              166764100    31145   534133 SH       SOLE                   534133
Citigroup Inc                  com              172967101    26338   586066 SH       SOLE                   586066
Computer Sciences Corp         com              205363104    23006   501770 SH       SOLE                   501770
Comstock Homebuilding Cos Cl A com              205684103     1384    64999 SH       SOLE                    64999
ConocoPhillips                 com              20825C104    29996   278152 SH       SOLE                   278152
Delphi Finl Group Inc Cl A     com              247131105     3694    85911 SH       SOLE                    85911
Doral Financial Corp           com              25811P100     3811   174079 SH       SOLE                   174079
Dow Chemical                   com              260543103    16828   337565 SH       SOLE                   337565
Duke Energy Corp               com              264399106    24811   885795 SH       SOLE                   885795
Duquesne Light Holdings Inc    com              266233105     3144   175443 SH       SOLE                   175443
El Paso Electric Co            com              283677854     3328   175138 SH       SOLE                   175138
Exxon Mobil Corp               com              30231G102    30484   511481 SH       SOLE                   511481
First Niagara Financial Group  com              33582V108     4716   357010 SH       SOLE                   357010
Gamestop Corp                  com              36466R101     3852   173831 SH       SOLE                   173831
Gannett Co                     com              364730101    16490   208518 SH       SOLE                   208518
Gap Inc                        com              364760108     7139   326900 SH       SOLE                   326900
General Electric Co            com              369604103    16696   463013 SH       SOLE                   463013
Genesee & Wyoming Inc Cl A     com              371559105     3398   131127 SH       SOLE                   131127
Goldman Sachs Group Inc        com              38141G104    22900   208202 SH       SOLE                   208202
Honeywell Inc                  com              438516106    20728   557045 SH       SOLE                   557045
Hovnanian Enterprises Inc Cl A com              442487203     1577    30929 SH       SOLE                    30929
Hughes Supply Inc              com              444482103     4530   152285 SH       SOLE                   152285
IBM                            com              459200101    20098   219940 SH       SOLE                   219940
Innovative Solutions & Support com              45769N105     4457   140378 SH       SOLE                   140378
Input Output Inc               com              457652105     1538   238394 SH       SOLE                   238394
J P Morgan Chase & Co          com              46625H100    19029   549966 SH       SOLE                   549966
Kennametal Inc                 com              489170100     2982    62797 SH       SOLE                    62797
Kimberly-Clark Corp            com              494368103    19513   296872 SH       SOLE                   296872
Lehman Brothers Holdings Inc   com              524908100    25162   267224 SH       SOLE                   267224
Libbey Inc                     com              529898108     3050   145245 SH       SOLE                   145245
LifePoint Hospitals Inc        com              53219L109     5233   119360 SH       SOLE                   119360
Lincoln National Corp          com              534187109    22034   488117 SH       SOLE                   488117
Lowes Cos Inc                  com              548661107    23665   414527 SH       SOLE                   414527
MBNA Corp                      com              55262L100    18326   746459 SH       SOLE                   746459
Magnum Hunter Resources Inc    com              55972F203     4541   281848 SH       SOLE                   281848
Maguire Properties Inc         com              559775101     2890   121040 SH       SOLE                   121040
McData Corp Cl A               com              580031201     1904   504921 SH       SOLE                   504921
Mediacom Communications Corp C com              58446K105     3534   540299 SH       SOLE                   540299
NetIQ Corp                     com              64115P102     2171   189954 SH       SOLE                   189954
Newell Rubbermaid Inc          com              651229106    20079   915170 SH       SOLE                   915170
Overnite Corp                  com              690322102     2849    89072 SH       SOLE                    89072
Owens & Minor Inc              com              690732102     2966   109250 SH       SOLE                   109250
P N M Resources Inc            com              69349H107     4254   159446 SH       SOLE                   159446
Pepsico Inc                    com              713448108    12523   236143 SH       SOLE                   236143
Petroquest Energy Inc          com              716748108     3288   495228 SH       SOLE                   495228
Platinum Underwriters Holdings com              G7127P100     3411   114865 SH       SOLE                   114865
Pope & Talbot Inc              com              732827100     2487   141443 SH       SOLE                   141443
Praxair Inc                    com              74005P104    24447   510805 SH       SOLE                   510805
Province Healthcare Co         com              743977100     1682    69809 SH       SOLE                    69809
Reebok International Ltd       com              758110100     3132    70708 SH       SOLE                    70708
Restoration Hardware Inc       com              760981100     3412   598517 SH       SOLE                   598517
Ruby Tuesday Inc               com              781182100     3706   152592 SH       SOLE                   152592
Rush Enterprises Inc Cl B      com              781846308     4912   291346 SH       SOLE                   291346
S T A T S Chippac Ltd ADR      com              85771T104     2124   321395 SH       SOLE                   321395
Target Corp                    com              87612E106    29439   588536 SH       SOLE                   588536
U T I Worldwide Inc            com              G87210103     1622    23358 SH       SOLE                    23358
Universal Corp Va              com              913456109     3582    78254 SH       SOLE                    78254
W Holding Company Inc          com              929251106     3288   326534 SH       SOLE                   326534
W S F S Financial Corp         com              929328102     3772    71760 SH       SOLE                    71760
Walt Disney Company Inc        com              254687106    24889   866302 SH       SOLE                   866302
Wells Fargo & Co               com              949746101    21007   351287 SH       SOLE                   351287
Westlake Chemical Corp         com              960413102     3052    94353 SH       SOLE                    94353